Acquisitions (Acquisition of Wallace Wireless, Inc.) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Wallace Wireless, Inc.	Dec. 17, 2010 Wallace Wireless, Inc.	Dec. 17, 2010 Wallace Wireless, Inc. Trademarks	Dec. 17, 2010 Wallace Wireless, Inc. Non-compete agreements	Dec. 17, 2010 Wallace Wireless, Inc. Customer relationships	Dec. 17, 2010 Wallace Wireless, Inc. Developed technology	Dec. 17, 2010 Wallace Wireless, Inc. In-process R&D
Acquisition Details [Abstract]
Business acquisition, percentage of voting interests acquired																					100.00%
Business acquisition, cost of acquired entity, cash paid																					$ 2,100,000
Number of options granted (in shares)	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237		112,612
Business acquisition, contingent consideration, shares issuable, exercise price (per share)																	$ 6.13	$ 3.57	$ 1.64		$ 2.22
Business acquisition, contingent consideration, term																				60 days
Share-based Compensation Arrangement by Share-based Payment Award, Option, Grant Date Fair Value																					15,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																					$ 2.22
Expected volatility																				45.00%
Expected life																				1 month 24 days
Risk-free interest rate																				0.11%
Vesting period																				24 months
Purchase Price Allocation [Abstract]
Cash																					46,000
Accounts receivable																					126,000
Other current assets																					100,000
Other receivables																					458,000
Property and equipment																					5,000
Intangible assets																						10,000	70,000	470,000	510,000	210,000
Goodwill																					1,008,000
Total assets acquired																					3,013,000
Liabilities assumed																					(922,000)
Net assets acquired																					$ 2,091,000